Notes to consolidated cash flow statement	12 Months Ended
Dec. 31, 2025
Notes to Consolidated Cash Flow Statement [Abstract]
Notes to consolidated cash flow statement
38. Notes to consolidated cash flow statement
Operating activities
Other non-cash expenses, net in the consolidated cash flow statement primarily include equity-settled share-based compensation and bonuses earned by the Senior Management Team and other employees of the Group that were not paid during the period, as well as provisions for risk and charges and allowances.
The change in other operating assets and liabilities primarily relates to employee benefits, indirect taxes, accrued income and expenses, and deferred charges.
Investing activities
The following table presents cash used for business combinations (net of cash acquired) in 2025, 2024 and 2023.

	For the years ended December 31,
€ thousand	2025	2024	2023
Acquisition of Thom Browne business in South Korea (1)	—	(9,580)	(7,991)
Acquisition of ZEGNA business in South Korea	—	(9,727)	—
TFI Acquisition	—	—	(109,110)
Acquisition of Tessitura Ubertino (2)	—	—	(585)
Cash used for business combinations, net of cash acquired	—	(19,307)	(117,686)
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(1)The amount paid in 2024 relates to deferred consideration as stipulated in the acquisition purchase agreement.
(2)Relates to earn-out payments for the acquisition of Tessitura Ubertino in 2021, following achievement of predetermined operating performance targets by the company.

For additional information relating to the Group’s business acquisitions, see Note 39 — Business combinations.
Non-cash investing activities primarily related to:
•acquisitions of right-of-use assets of €300,103 thousand in 2025 (€196,121 thousand in 2024 and €141,995 thousand in 2023);

•acquisitions of property, plant and equipment of €12,360 thousand in 2025 (€12,538 thousand in 2024 and €13,301 thousand in 2023), and
•acquisitions of intangible assets of €9,818 thousand in 2025 (€8,424 thousand in 2024 and €5,859 thousand in 2023).
Financing activities
Deferred payments for business combinations in 2025 amounted to €9,086 thousand and related to the acquisition of the Thom Browne business in Korea, which was completed in 2023.
The Group received cash consideration of €107,216 thousand (net of transaction costs of €1.2 million) from the sale, on July 29, 2025, of 14.1 million ordinary shares previously held in treasury to Temasek, a global investment company headquartered in Singapore, as part of a strategic partnership with the Group. Following completion of the transaction, Temasek held a total of 26.8 million shares of the Company, equal to 10% of the Company’s outstanding ordinary shares, including 12.7 million ordinary shares of the Company previously acquired by Temasek on the open market.